Financial Risk Management (Details Narrative)	12 Months Ended
Jan. 31, 2019
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Description of foreign exchange rate	It assumes a 10% change of the New Zealand Dollar / Australian Dollar exchange rate for the year ended 31 January 2019 (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / US Dollar exchange rate (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / GB Pound exchange rate (31 January 2018: 10%, 31 January 2017: 10%). A 10% change is considered for the New Zealand Dollar / Euro exchange rate (31 January 2018: 10%, 31 January 2017: 10%). All of these percentages have been determined based on the average market volatility in exchange rates in the previous 12 months.
AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.9513
US [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.6903
GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.5265
EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.6008
HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	5.4138